Label	Element	Value
Pacific Funds Diversified Alternatives
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001137761_SupplementTextBlock

SUPPLEMENT DATED MAY 30, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes described in this supplement are currently in effect, unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds Diversified Alternatives
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Pacific Funds Diversified Alternatives — The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•                  Frontier Markets Risk: Frontier markets are those markets considered by the Fund to be among the smallest and least mature investment markets. Investments in frontier markets generally are less liquid and subject to greater price volatility than investments in emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in emerging or developed markets.